Earnings Per Share - Antidilutive Stock Options (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option
Antidilutive stock options
Outstanding stock options not included in the computation of diluted earnings per share (in shares)	764,673	1,761,463	814,976